LONG-TERM DEBT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021	May 31, 2022
IfrsStatementLineItems [Line Items]
Balance at Beginning	$ 158,265	$ 40,059
Acquired on acquisition of IndieFlix		156,625
Payments		(42,775)
InterestExpenseAndAccretion	4,877	4,356
Government grant	(5,967)
Balance at end	157,175	158,265
Current portion			$ 7,161
Long-term portion			150,014
Third Party [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning		40,059
Acquired on acquisition of IndieFlix
Payments		(42,775)
InterestExpenseAndAccretion		2,716
Government grant
Balance at end
Current portion
Long-term portion
S B A Loan [Member]
IfrsStatementLineItems [Line Items]
Balance at Beginning	158,265
Acquired on acquisition of IndieFlix		156,625
Payments
InterestExpenseAndAccretion	4,877	1,640
Government grant	(5,967)
Balance at end	$ 157,175	$ 158,265
Current portion			7,161
Long-term portion			$ 150,014